Share-based compensation - Share-based Compensation Expenses by Function (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,815	$ 1,845	$ 5,670	$ 4,438
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	91	90	241	206
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,245	1,005	3,662	2,530
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	268	552	1,104	1,056
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 211	$ 198	$ 663	$ 646